9. OTHER CURRENT AND NON-CURRENT ASSETS (Details Narrative) R$ in Thousands	12 Months Ended
Dec. 31, 2020 BRL (R$)
OtherCurrentAndNonCurrentAssetsLineItems [Line Items]
Receivable for indemnification	R$ 147,612
financial result	369,571
Eletrobras's compulsory loan [member]
OtherCurrentAndNonCurrentAssetsLineItems [Line Items]
Recovery of additional credits	R$ 350,000